General (Details) (USD $) In Thousands, except Share data, unless otherwise specified				1 Months Ended	12 Months Ended		1 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011 item	Jan. 31, 2011 Ganis Systems Ltd [Member]	Dec. 31, 2012 Ganis Systems Ltd [Member]	Dec. 31, 2012 CPI Communication Ltd. [Member] item	Jan. 31, 2011 Seven Months Lock Up Period [Member] Ganis Systems Ltd [Member]	Jan. 31, 2011 Twelve Months Lock Up Period [Member] Ganis Systems Ltd [Member]	Jan. 31, 2011 Eighteen Months Lock Up Period [Member] Ganis Systems Ltd [Member]	Jan. 31, 2011 Twenty-four Months Lock Up Period [Member] Ganis Systems Ltd [Member]	Jan. 31, 2011 Technology [Member] Ganis Systems Ltd [Member]	Apr. 30, 2012 Technology [Member] CPI Communication Ltd. [Member]	Jan. 31, 2011 Brand [Member] Ganis Systems Ltd [Member]	Jan. 31, 2011 Customer Contracts And Relationships [Member] Ganis Systems Ltd [Member]
Business Acquisition [Line Items]
Percentage of share capital acquired						100.00%
Purchase price						$ 247
Share based payment						147
Warrants issued to acquiree						90,361
Number of vesting installments						5
Vesting period of warrants						5 years
Purchase price allocation, intangible asset											43	256	28	102
Intangible asset, amortization period						8 years					14 years		12 years	11 years
Cash paid				400		100
Ordinary shares issued				130,521			26,760	34,587	34,587	34,587
Ordinary shares lock-up period							7 months	12 months	18 months	24 months
Possible earn-out payments					450
Earn-out period				3 years
Compensation related to lock-up					116
Number of intangible assets recognized in connection with acquisition			3
Goodwill	$ 485	$ 485		$ 485